Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Benefit Plans
Schedule of Information About the Plan's Funded Status and Pension Cost

The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2019	2018
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,157)	$(4,672)
Service cost	(299)	(302)
Interest cost	(218)	(221)
Actuarial (loss) gain	(1,276)	470
Benefits paid	362	568

End of year	(5,588)	(4,157)

Change in fair value of plan assets
Beginning of year	5,041	5,605
Actual return on plan assets	967	(417)
Employer contribution	465	421
Benefits paid	(362)	(568)

End of year	6,111	5,041

Funded status at end of year	$523	$884

Schedule of Components of Net Periodic Benefit Cost

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2019	2018
	(In thousands)

Unamortized net loss	$2,009	$1,388
Unamortized prior service	(581)	(670)

	$1,428	$718

Schedule of Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2019	2018
	(In thousands)

Projected benefit obligation	$5,588	$4,157
Accumulated benefit obligation	$5,032	$3,840
Fair value of plan assets	$6,111	$5,041

Schedule of pension expense

	December 31,
	2019	2018
	(In thousands)

Components of net periodic benefit cost
Service cost	$299	$302
Interest cost	218	221
Expected return on plan assets	(468)	(445)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	145	51

Net periodic benefit cost	$105	$40

Summary of Significant Assumptions

Significant assumptions include:

	Pension Benefits
	2019	2018

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.39%	5.37%
Rate of compensation increase	3.50%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.39%	5.37%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2019:

Pension
Benefits
(In thousands)

2020	$516
2021	639
2022	412
2023	329
2024	339
2025‑2029	3,055

Total	$5,290

Schedule of Target Asset Allocation Percentages

The target asset allocation percentages for both 2019 and 2018 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Schedule of Investment of Fair Value of Plan Assets as a Percentage of the Total

At December 31, 2019 and 2018, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2019	2018

Equity securities	70.6%	71.8%
Debt securities	29.1	27.0
Cash and cash equivalents	0.3	1.2

	100.0%	100.0%

Schedule of Fair Values of Company's Pension Plan By Asset Category

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2019
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$186	$186	$––	$––
Mutual funds – equities
ETF mutual funds	3,404	3,404	––	––
Large and small Cap	317	317	––	––
International	419	419
Commodities	178	178	––	––
Mutual funds – fixed income
Fixed income	1,324	1,324	––	––
ETF fixed income	283	283	––	––

Total	$6,111	$6,111	$—	$—

December 31, 2018
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$63	$63	$––	$––
Mutual funds – equities
ETF mutual funds	2,860	2,860	––	––
Large and small Cap	260	260	––	––
International	346	346
Commodities	149	149	––	––
Mutual funds – fixed income
Fixed income	996	996	––	––
ETF fixed income	367	367	––	––

Total	$5,041	$5,041	$—	$—

Schedule of Share Information for the ESOP

Share information for the ESOP is as follows at December 31, 2019 and 2018:

	2019	2018

Allocated shares at beginning of the year	$416,982	$407,268
Shares released for allocation during the year	23,635	23,635
Net shares distributed due to retirement/diversification	(52,841)	(61,192)
Unearned shares	23,635	47,271

Total ESOP shares	411,411	416,982

Fair value of unearned shares at December 31st	$338,000	$539,000